NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1%
	Communications - 4.4%
23,529	AT&T, Inc.	$680,929
5,742	Match Group, Inc. (a)	177,370
4,607	Omnicom Group, Inc.	331,428
2,845	T-Mobile US, Inc.	677,850
1,791	VeriSign, Inc.(a)	517,241
5,528	Walt Disney Company (The)	685,527
		3,070,345
	Consumer Discretionary - 7.9%
10,795	Amazon.com, Inc.(a)	2,368,316
59,878	Ford Motor Company	649,676
6,232	LKQ Corporation	230,646
4,555	MGM Resorts International(a)	156,646
10,710	NIKE, Inc., Class B	760,838
6,969	Starbucks Corporation	638,570
5,154	TJX Companies, Inc. (The)	636,467
		5,441,159
	Consumer Staples - 7.7%
10,583	Altria Group, Inc.	620,481
9,451	Coca-Cola Company (The)	668,658
7,096	Colgate-Palmolive Company	645,026
4,221	Dollar Tree, Inc.(a)	418,048
5,841	McCormick & Company, Inc.	442,865
4,102	Molson Coors Beverage Company, Class B	197,265
9,634	Mondelez International, Inc., Class A	649,717
6,378	Procter & Gamble Company (The)	1,016,144
6,811	Walmart, Inc.	665,979
		5,324,183
	Energy - 5.7%
16,017	Baker Hughes Company	614,092
4,401	Chevron Corporation	630,179
6,871	ConocoPhillips	616,604
11,726	Exxon Mobil Corporation	1,264,062
1,292	First Solar, Inc.(a)	213,878

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	Energy - 5.7% (Continued)
17,504	Schlumberger Ltd.	$591,635
		3,930,450
	Financials - 14.2%
17,827	Bank of America Corporation	843,574
2,544	Berkshire Hathaway, Inc., Class B(a)	1,235,798
3,276	Capital One Financial Corporation	697,002
2,280	Chubb Ltd.	660,562
8,275	Citigroup, Inc.	704,368
961	Everest Re Group Ltd.	326,596
6,716	Franklin Resources, Inc.	160,177
1,022	Goldman Sachs Group, Inc. (The)	723,320
3,243	JPMorgan Chase & Company	940,178
4,829	Morgan Stanley	680,213
2,045	Raymond James Financial, Inc.	313,642
5,672	T Rowe Price Group, Inc.	547,347
2,388	Travelers Companies, Inc. (The)	638,886
14,684	US Bancorp	664,451
8,734	Wells Fargo & Company	699,768
		9,835,882
	Health Care - 14.9%
2,211	Amgen, Inc.	617,333
3,595	Bio-Techne Corporation	184,963
3,772	Cardinal Health, Inc.	633,696
2,116	Cencora, Inc.	634,483
11,211	Centene Corporation(a)	608,533
1,143	Charles River Laboratories International, Inc.(a)	173,427
9,544	CVS Health Corporation	658,345
5,238	DexCom, Inc.(a)	457,225
1,698	Elevance Health, Inc.	660,454
5,991	Gilead Sciences, Inc.	664,222
1,540	HCA Healthcare, Inc.	589,974
2,572	Humana, Inc.	628,803
1,477	Incyte Corporation(a)	100,584
3,799	IQVIA Holdings, Inc.(a)	598,684

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	Health Care - 14.9% (Continued)
6,546	Johnson & Johnson	$999,901
8,200	Merck & Company, Inc.	649,112
2,469	UnitedHealth Group, Inc.	770,254
4,104	Zoetis, Inc.	640,019
		10,270,012
	Industrials - 7.6%
1,211	Deere & Company	615,781
2,691	Jacobs Solutions, Inc.	353,732
6,134	Johnson Controls International plc	647,873
2,519	L3Harris Technologies, Inc.	631,866
1,281	Northrop Grumman Corporation	640,474
2,420	Old Dominion Freight Line, Inc.	392,766
2,680	Rollins, Inc.	151,206
1,228	Snap-on, Inc.	382,129
14,066	Southwest Airlines Company	456,301
4,106	Textron, Inc.	329,671
4,968	Xylem, Inc.	642,661
		5,244,460
	Materials - 3.3%
2,394	Ecolab, Inc.	645,039
15,382	Freeport-McMoRan, Inc.	666,810
5,945	LyondellBasell Industries N.V., Class A	343,978
10,850	Newmont Corporation	632,121
		2,287,948
	Real Estate - 3.0%
2,981	American Tower Corporation, A	658,861
3,571	Digital Realty Trust, Inc.	622,532
2,704	Extra Space Storage, Inc.	398,678
12,711	Invitation Homes, Inc.	416,921
		2,096,992
	Technology - 22.2%
3,255	Akamai Technologies, Inc.(a)	259,619
21,944	Apple, Inc.	4,502,251
2,052	Automatic Data Processing, Inc.	632,837

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	Technology - 22.2% (Continued)
9,926	Cisco Systems, Inc.	$688,667
7,818	CoStar Group, Inc.(a)	628,567
468	FactSet Research Systems, Inc.	209,327
29,855	Intel Corporation	668,752
6,993	Lam Research Corporation	680,699
5,301	Micron Technology, Inc.	653,348
9,706	Microsoft Corporation	4,827,861
2,408	NetApp, Inc.	256,572
7,829	PayPal Holdings, Inc.(a)	581,851
4,223	QUALCOMM, Inc.	672,555
		15,262,906
	Utilities - 5.2%
6,129	Ameren Corporation	588,629
4,371	American Water Works Company, Inc.	608,050
5,596	Duke Energy Corporation	660,327
5,241	Evergy, Inc.	361,262
14,781	Exelon Corporation	641,791
11,602	FirstEnergy Corporation	467,097
7,975	PPL Corporation	270,273
		3,597,429

	TOTAL COMMON STOCKS (Cost $63,810,615)	66,361,766

	EXCHANGE-TRADED FUNDS — 2.4%
	Equity - 2.4%
4,282	iShares Russell 1000 Value ETF	831,693
4,262	iShares S&P 500 Value ETF	832,880
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,626,840)	1,664,573

NAA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Fair Value
TOTAL INVESTMENTS - 98.5% (Cost $65,437,455)	$68,026,339
OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	1,029,416
NET ASSETS - 100.0%	$69,055,755

(a)	Non-income producing security.

PLC – Public Limited Company